Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictoryShares US EQ Income Enhanced Volatility Wtd ETF (CDC)Supplement dated January 4, 2024 to the Summary Prospectus and Prospectus dated November 1, 2023This supplement amends the Summary Prospectus and Prospectus of the above-referenced Fund. Please review this important information carefully.The last sentence of the fourth paragraph under the “Principal Investment Strategy” found on page 2 of the Summary Prospectus and page 59 of the Prospectus is deleted and replaced with the following:As of September 30, 2023, the Index had a market capitalization range from $0.5 billion to $470.7 billion.If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Victory Portfolios IIVictoryShares US EQ Income Enhanced Volatility Wtd ETF (CDC)Supplement dated January 4, 2024 to the Summary Prospectus and Prospectus dated November 1, 2023This supplement amends the Summary Prospectus and Prospectus of the above-referenced Fund. Please review this important information carefully.The last sentence of the fourth paragraph under the “Principal Investment Strategy” found on page 2 of the Summary Prospectus and page 59 of the Prospectus is deleted and replaced with the following:As of September 30, 2023, the Index had a market capitalization range from $0.5 billion to $470.7 billion.If you wish to obtain more information, please call the VictoryShares internal team at 866-376-7890.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	As of September 30, 2023, the Index had a market capitalization range from $0.5 billion to $470.7 billion.